Financial Risk Management, Objectives and Policies (Details) - Schedule of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management, Objectives and Policies (Details) - Schedule of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	S/ 1,208,225	S/ 1,069,445
Lease liabilities	6,633	57
Interests	445,150	495,971
Hedge finance cost payable	40,160	51,460
Trade and other payables	180,488	225,252
Less than 3 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge
Lease liabilities
Interests	30,033	29,124
Hedge finance cost payable	8,032
Trade and other payables	142,253	174,888
3 to 12 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	65,232	98,774
Lease liabilities	383	57
Interests	35,056	31,265
Hedge finance cost payable	8,032	14,703
Trade and other payables	38,235	50,364
1 to 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	572,993	400,671
Lease liabilities	1,148
Interests	186,607	203,525
Hedge finance cost payable	24,096	36,757
Trade and other payables
More than 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	570,000	570,000
Lease liabilities	5,102
Interests	193,454	232,057
Hedge finance cost payable
Trade and other payables